Subsidiary guarantee information - Income statement related (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed consolidating statements of operations
Interest and dividend income	SFr 17,057	SFr 17,374	SFr 19,341
Interest expense	(10,500)	(9,812)	(10,042)
Net interest income	6,557	7,562	9,299
Commissions and fees	11,817	11,092	12,044
Trading revenues	1,317	313	1,340
Other revenues	1,209	1,356	1,114
Net revenues	20,900	20,323	23,797
Provision for credit losses	210	252	324
Compensation and benefits	10,177	10,572	11,546
General and administrative expenses	6,835	9,770	8,574
Commission expenses	1,430	1,455	1,623
Goodwill impairment	0	0	3,797
Restructuring expenses	455	540	355
Total other operating expenses	8,720	11,765	14,349
Total operating expenses	18,897	22,337	25,895
Income/(loss) before taxes	1,793	(2,266)	(2,422)
Income tax expense/(benefit)	2,741	441	523
Net income/(loss)	(948)	(2,707)	(2,945)
Net income/(loss) attributable to noncontrolling interests	35	3	(1)
Net income/(loss) attributable to shareholders	(983)	(2,710)	(2,944)
Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	(581)	(285)	(278)
Interest expense	501	307	331
Net interest income	(80)	22	53
Commissions and fees	117	127	60
Trading revenues	72	(37)	3
Other revenues	819	2,550	2,846
Net revenues	928	2,662	2,962
Provision for credit losses	0	0	0
Compensation and benefits	139	(262)	(186)
General and administrative expenses	(498)	(27)	(51)
Commission expenses	(2)	(1)	(1)
Goodwill impairment			0
Restructuring expenses	59	27	30
Total other operating expenses	(441)	(1)	(22)
Total operating expenses	(302)	(263)	(208)
Income/(loss) before taxes	1,230	2,925	3,170
Income tax expense/(benefit)	(33)	33	34
Net income/(loss)	1,263	2,892	3,136
Net income/(loss) attributable to noncontrolling interests	8	9	6
Net income/(loss) attributable to shareholders	1,255	2,883	3,130
Group parent company
Condensed consolidating statements of operations
Interest and dividend income	577	284	277
Interest expense	(632)	(338)	(330)
Net interest income	(55)	(54)	(53)
Commissions and fees	28	27	18
Trading revenues	(55)	(21)	28
Other revenues	(911)	(2,684)	(2,969)
Net revenues	(993)	(2,732)	(2,976)
Provision for credit losses	0	0	0
Compensation and benefits	74	57	76
General and administrative expenses	(80)	(88)	(110)
Commission expenses	3	1	1
Goodwill impairment			0
Restructuring expenses	0	0	0
Total other operating expenses	(77)	(87)	(109)
Total operating expenses	(3)	(30)	(33)
Income/(loss) before taxes	(990)	(2,702)	(2,943)
Income tax expense/(benefit)	(7)	8	1
Net income/(loss)	(983)	(2,710)	(2,944)
Net income/(loss) attributable to noncontrolling interests	0	0	0
Net income/(loss) attributable to shareholders	(983)	(2,710)	(2,944)
Bank
Condensed consolidating statements of operations
Interest and dividend income	17,061	17,375	19,342
Interest expense	(10,369)	(9,781)	(10,043)
Net interest income	6,692	7,594	9,299
Commissions and fees	11,672	10,938	11,966
Trading revenues	1,300	371	1,309
Other revenues	1,301	1,490	1,237
Net revenues	20,965	20,393	23,811
Provision for credit losses	210	252	324
Compensation and benefits	9,964	10,777	11,656
General and administrative expenses	7,413	9,885	8,735
Commission expenses	1,429	1,455	1,623
Goodwill impairment	0	0	3,797
Restructuring expenses	396	513	325
Total other operating expenses	9,238	11,853	14,480
Total operating expenses	19,202	22,630	26,136
Income/(loss) before taxes	1,553	(2,489)	(2,649)
Income tax expense/(benefit)	2,781	400	488
Net income/(loss)	(1,228)	(2,889)	(3,137)
Net income/(loss) attributable to noncontrolling interests	27	(6)	(7)
Net income/(loss) attributable to shareholders	(1,255)	(2,883)	(3,130)
Bank | Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations
Interest and dividend income	5,294	5,697	7,030
Interest expense	(4,437)	(3,750)	(4,296)
Net interest income	857	1,947	2,734
Commissions and fees	3,756	3,582	3,932
Trading revenues	(23)	(1,192)	(966)
Other revenues	942	830	508
Net revenues	5,532	5,167	6,208
Provision for credit losses	4	(5)	5
Compensation and benefits	3,066	3,235	3,805
General and administrative expenses	1,929	4,474	2,242
Commission expenses	255	259	288
Goodwill impairment			0
Restructuring expenses	173	209	193
Total other operating expenses	2,357	4,942	2,723
Total operating expenses	5,423	8,177	6,528
Income/(loss) before taxes	105	(3,005)	(325)
Income tax expense/(benefit)	(42)	(228)	37
Net income/(loss)	147	(2,777)	(362)
Net income/(loss) attributable to noncontrolling interests	11	157	143
Net income/(loss) attributable to shareholders	136	(2,934)	(505)
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	11,767	11,678	12,312
Interest expense	(5,932)	(6,031)	(5,747)
Net interest income	5,835	5,647	6,565
Commissions and fees	7,916	7,356	8,034
Trading revenues	1,323	1,563	2,275
Other revenues	359	660	729
Net revenues	15,433	15,226	17,603
Provision for credit losses	206	257	319
Compensation and benefits	6,898	7,542	7,851
General and administrative expenses	5,484	5,411	6,493
Commission expenses	1,174	1,196	1,335
Goodwill impairment			3,797
Restructuring expenses	223	304	132
Total other operating expenses	6,881	6,911	11,757
Total operating expenses	13,779	14,453	19,608
Income/(loss) before taxes	1,448	516	(2,324)
Income tax expense/(benefit)	2,823	628	451
Net income/(loss)	(1,375)	(112)	(2,775)
Net income/(loss) attributable to noncontrolling interests	16	(163)	(150)
Net income/(loss) attributable to shareholders	SFr (1,391)	SFr 51	SFr (2,625)